Gains and Losses Recorded in Consolidated Statement of Income related to Derivative Instruments Not Formally Designated as Hedges (Detail) (Nondesignated, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ 8.7	$ (5.9)	$ (21.1)
Credit Default Swap Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	(2.6)	0.9	(1.7)
Forward Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income		0.2	0.3
Foreign Exchange Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ 11.3	$ (7.0)	$ (19.7)